Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 18, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2013
Prospectus Date	rr_ProspectusDate	Jun. 17, 2013
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLRSX